RS Small Cap Growth Fund
RS Small Cap Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 125 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 40 of the Fund’s Statement of Additional Information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees - RS Small Cap Growth Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1],[2]	1.00%	[3]	none	none
[1]	(under $1 million)
[2]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[3]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses - RS Small Cap Growth Fund		Class A	Class C	Class K	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses		0.21%	0.23%	0.15%	0.23%
Total Annual Fund Operating Expenses	[1]	1.41%	2.18%	1.75%	1.18%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)	(0.02%)	none	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.40%	2.16%	1.75%	1.13%
[1]	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.16% for Class C shares, 1.86% for Class K shares, and 1.13% for Class Y shares. This expense limitation will continue through April 30, 2017 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example - RS Small Cap Growth Fund - USD ($)	Class A	Class C	Class K	Class Y
1 Year	$ 611	$ 319	$ 178	$ 115
3 Years	899	680	551	370
5 Years	1,209	1,168	949	644
10 Years	$ 2,085	$ 2,512	$ 2,062	$ 1,427

Assuming No Redemption
Expense Example, No Redemption - RS Small Cap Growth Fund - USD ($)	Class A	Class C	Class K	Class Y
1 Year	$ 611	$ 219	$ 178	$ 115
3 Years	899	680	551	370
5 Years	1,209	1,168	949	644
10 Years	$ 2,085	$ 2,512	$ 2,062	$ 1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund’s investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.3 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The investment team seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Small Companies Risk
  Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Overweighting Risk
  Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.
  Underweighting Risk
  When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.
  Focused Investment Risk
  Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Foreign Securities Risk
  Foreign securities (including American Depositary Receipts and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Fund Performance
The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 18.99% Worst Quarter Fourth Quarter 2008 -25.39%
Average Annual Total Returns (PERIODS ENDED 12/31/15)
Average Annual Total Returns - RS Small Cap Growth Fund	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	Nov. 30, 1987	(4.68%)	11.76%	8.35%	13.08%
Class A Shares | Return After Taxes on Distributions	Nov. 30, 1987	(4.98%)	10.81%	7.89%	11.61%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares	Nov. 30, 1987	(2.40%)	9.23%	6.76%	10.89%
Class A Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Nov. 30, 1987	(1.38%)	10.67%	7.95%	8.76%
Class C Shares	Sep. 06, 2007	(1.65%)	11.79%		6.75%
Class C Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Sep. 06, 2007	(1.38%)	10.67%		7.16%
Class K Shares	Jan. 22, 2007	(0.26%)	12.30%		8.27%
Class K Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Jan. 22, 2007	(1.38%)	10.67%		7.54%
Class Y Shares	May 01, 2007	0.36%	13.19%		8.85%
Class Y Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	May 01, 2007	(1.38%)	10.67%		7.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.